Schedule of Investments
(unaudited)
December 31, 2022
iShares
®
S&P Mid-Cap 400 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.8%
Axon Enterprise, Inc.
(a)
............... 454,810 $ 75,466,623
Curtiss-Wright Corp.
(b)
................ 257,710 43,034,993
Mercury Systems, Inc.
(a)(b)
............. 226,238 10,121,888
128,623,504
Auto Components — 1.0%
Fox Factory Holding Corp.
(a)(b)
.......... 284,340 25,940,338
Gentex Corp. ..................... 725,931 19,796,138
Visteon Corp.
(a)
.................... 189,327 24,769,652
70,506,128
Automobiles — 0.3%
Harley-Davidson, Inc. ................ 563,799 23,454,038
Banks — 4.0%
Bank of Hawaii Corp. ................ 137,283 10,647,669
Cathay General Bancorp .............. 255,310 10,414,095
Commerce Bancshares, Inc.
(b)
.......... 521,692 35,511,574
Cullen/Frost Bankers, Inc.
(b)
............ 289,814 38,748,132
East West Bancorp, Inc. .............. 483,578 31,867,790
First Financial Bankshares, Inc. ......... 462,813 15,920,767
First Horizon Corp. .................. 2,382,560 58,372,720
Fulton Financial Corp. ................ 552,126 9,292,281
Glacier Bancorp, Inc. ................ 402,389 19,886,064
Hancock Whitney Corp. .............. 282,477 13,669,062
International Bancshares Corp. ......... 216,659 9,914,316
United Bankshares, Inc. .............. 433,359 17,546,706
Washington Federal, Inc. .............. 232,932 7,814,869
279,606,045
Beverages — 0.6%
(a)(b)
Boston Beer Co., Inc. (The), Class A, NVS .. 43,755 14,418,148
Celsius Holdings, Inc. ................ 271,776 28,275,575
42,693,723
Biotechnology — 3.7%
(a)
Arrowhead Pharmaceuticals, Inc.
(b)
....... 341,797 13,863,286
Exelixis, Inc.
(b)
..................... 2,169,961 34,806,175
Halozyme Therapeutics, Inc.
(b)
.......... 909,616 51,757,150
Neurocrine Biosciences, Inc. ........... 646,723 77,244,595
United Therapeutics Corp. ............. 306,610 85,265,175
262,936,381
Building Products — 3.6%
Builders FirstSource, Inc.
(a)
............ 990,099 64,237,623
Carlisle Cos., Inc. .................. 347,909 81,984,756
Lennox International, Inc. ............. 134,511 32,179,066
Owens Corning .................... 339,502 28,959,521
Simpson Manufacturing Co., Inc. ........ 286,567 25,407,030
Trex Co., Inc.
(a)
.................... 391,264 16,562,205
249,330,201
Capital Markets — 2.3%
Affiliated Managers Group, Inc. ......... 167,249 26,497,259
Evercore, Inc., Class A ............... 120,186 13,109,889
Federated Hermes, Inc., Class B ........ 392,409 14,248,371
Interactive Brokers Group, Inc., Class A
(b)
... 387,548 28,039,098
Jefferies Financial Group, Inc. .......... 1,232,386 42,246,192
SEI Investments Co. ................. 689,342 40,188,638
164,329,447
Chemicals — 3.8%
Ashland, Inc. ...................... 224,499 24,140,377
Cabot Corp. ...................... 378,406 25,292,657
Chemours Co. (The) ................. 578,705 17,719,947
Ingevity Corp.
(a)
.................... 236,327 16,646,874
Security
Shares
Shares Value
Chemicals (continued)
NewMarket Corp. ................... 24,743 $ 7,697,795
Olin Corp. ........................ 856,882 45,363,333
RPM International, Inc. ............... 868,488 84,634,156
Valvoline, Inc. ..................... 547,794 17,885,474
Westlake Corp. .................... 231,657 23,754,109
263,134,722
Commercial Services & Supplies — 1.7%
Brink's Co. (The) ................... 146,868 7,888,280
Clean Harbors, Inc.
(a)
................ 338,308 38,607,709
IAA, Inc.
(a)(b)
....................... 575,924 23,036,960
MSA Safety, Inc.
(b)
.................. 136,329 19,657,279
Tetra Tech, Inc. .................... 203,158 29,496,510
118,686,738
Communications Equipment — 0.4%
Calix, Inc.
(a)
....................... 383,010 26,209,374
Construction & Engineering — 2.1%
AECOM ......................... 507,312 43,086,008
Dycom Industries, Inc.
(a)(b)
............. 134,760 12,613,536
EMCOR Group, Inc. ................. 320,591 47,482,733
Valmont Industries, Inc. ............... 143,515 47,456,105
150,638,382
Construction Materials — 0.5%
Eagle Materials, Inc. ................. 247,869 32,929,397
Consumer Finance — 0.7%
FirstCash Holdings, Inc.
(b)
............. 252,393 21,935,476
SLM Corp. ....................... 1,683,151 27,940,306
49,875,782
Containers & Packaging — 1.0%
AptarGroup, Inc. ................... 206,416 22,701,631
Silgan Holdings, Inc. ................. 562,807 29,175,915
Sonoco Products Co. ................ 334,559 20,311,077
72,188,623
Diversified Consumer Services — 1.9%
Grand Canyon Education, Inc.
(a)
......... 206,332 21,801,039
H&R Block, Inc.
(b)
................... 1,045,882 38,185,152
Service Corp. International ............ 1,034,697 71,538,950
131,525,141
Diversified Telecommunication Services — 0.6%
Iridium Communications, Inc.
(a)
.......... 845,236 43,445,130
Electric Utilities — 1.3%
IDACORP, Inc. .................... 180,280 19,443,198
OGE Energy Corp. .................. 1,346,826 53,266,968
PNM Resources, Inc. ................ 358,008 17,467,211
90,177,377
Electrical Equipment — 2.2%
Acuity Brands, Inc.
(b)
................. 108,170 17,914,034
Hubbell, Inc.
(b)
..................... 361,296 84,788,945
nVent Electric plc ................... 1,120,683 43,112,675
SunPower Corp.
(a)(b)
................. 321,535 5,797,276
Vicor Corp.
(a)
...................... 63,694 3,423,553
155,036,483
Electronic Equipment, Instruments & Components — 1.8%
Belden, Inc. ...................... 287,968 20,704,899
Cognex Corp. ..................... 604,946 28,499,006
Littelfuse, Inc.
(b)
.................... 103,253 22,736,311
National Instruments Corp. ............ 509,462 18,799,148

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
S&P Mid-Cap 400 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Novanta, Inc.
(a)(b)
................... 240,097 $ 32,621,979
123,361,343
Energy Equipment & Services — 1.3%
ChampionX Corp. .................. 1,341,153 38,880,025
NOV, Inc. ........................ 2,642,519 55,202,222
94,082,247
Entertainment — 0.3%
World Wrestling Entertainment, Inc., Class A
(b)
291,294 19,959,465
Equity Real Estate Investment Trusts (REITs) — 4.8%
Brixmor Property Group, Inc. ........... 988,622 22,412,061
Corporate Office Properties Trust ........ 393,278 10,201,631
CubeSmart ....................... 815,827 32,837,037
EastGroup Properties, Inc. ............ 161,222 23,870,529
First Industrial Realty Trust, Inc. ......... 453,342 21,878,285
Lamar Advertising Co., Class A ......... 328,747 31,033,717
Life Storage, Inc. ................... 348,802 34,356,997
National Retail Properties, Inc. .......... 637,269 29,161,429
National Storage Affiliates Trust ......... 267,188 9,650,831
Omega Healthcare Investors, Inc. ........ 771,953 21,576,086
PotlatchDeltic Corp. ................. 309,747 13,625,771
Rayonier, Inc. ..................... 541,773 17,856,838
Rexford Industrial Realty, Inc. .......... 703,613 38,445,414
STORE Capital Corp. ................ 858,054 27,509,211
334,415,837
Food & Staples Retailing — 1.9%
BJ's Wholesale Club Holdings, Inc.
(a)
...... 517,929 34,266,182
Casey's General Stores, Inc. ........... 250,625 56,227,719
Performance Food Group Co.
(a)
......... 471,266 27,517,222
Sprouts Farmers Market, Inc.
(a)(b)
........ 384,535 12,447,398
130,458,521
Food Products — 1.7%
Darling Ingredients, Inc.
(a)(b)
............ 1,078,190 67,483,912
Flowers Foods, Inc. ................. 814,291 23,402,723
Lancaster Colony Corp. .............. 133,458 26,331,264
117,217,899
Gas Utilities — 1.3%
National Fuel Gas Co. ............... 430,779 27,268,311
New Jersey Resources Corp. ........... 420,782 20,879,203
ONE Gas, Inc. ..................... 364,224 27,579,041
Spire, Inc. ........................ 173,036 11,915,259
87,641,814
Health Care Equipment & Supplies — 3.8%
(a)
Globus Medical, Inc., Class A
(b)
......... 520,774 38,677,885
Haemonetics Corp.
(b)
................ 340,455 26,776,786
Inari Medical, Inc.
(b)
................. 324,847 20,647,275
Lantheus Holdings, Inc. .............. 463,053 23,597,181
Masimo Corp. ..................... 204,958 30,323,536
Penumbra, Inc.
(b)
................... 160,961 35,807,384
QuidelOrtho Corp. .................. 197,937 16,957,263
Shockwave Medical, Inc.
(b)
............. 243,139 49,991,810
STAAR Surgical Co.
(b)
................ 220,522 10,704,138
Tandem Diabetes Care, Inc.
(b)
.......... 259,537 11,666,188
265,149,446
Health Care Providers & Services — 2.7%
Acadia Healthcare Co., Inc.
(a)
........... 354,977 29,221,707
Chemed Corp.
(b)
................... 68,025 34,722,001
Encompass Health Corp. ............. 308,799 18,469,268
HealthEquity, Inc.
(a)
.................. 568,668 35,052,695
LHC Group, Inc.
(a)
.................. 208,736 33,750,524
Option Care Health, Inc.
(a)
............. 1,040,152 31,298,174
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Progyny, Inc.
(a)(b)
................... 187,269 $ 5,833,429
188,347,798
Hotels, Restaurants & Leisure — 3.1%
Boyd Gaming Corp. ................. 314,849 17,168,716
Choice Hotels International, Inc.
(b)
........ 110,008 12,391,301
Churchill Downs, Inc.
(b)
............... 221,427 46,816,310
Light & Wonder, Inc., Class A
(a)(b)
........ 289,880 16,986,968
Papa John's International, Inc. .......... 97,323 8,010,656
Texas Roadhouse, Inc. ............... 450,158 40,941,870
Wendy's Co. (The) .................. 1,146,475 25,944,729
Wingstop, Inc.
(b)
.................... 201,256 27,696,851
Wyndham Hotels & Resorts, Inc. ........ 308,973 22,032,865
217,990,266
Household Durables — 0.8%
Tempur Sealy International, Inc. ......... 1,150,261 39,488,460
TopBuild Corp.
(a)
................... 113,995 17,839,078
57,327,538
Independent Power and Renewable Electricity Producers — 0.2%
Ormat Technologies, Inc.
(b)
............ 193,541 16,737,426
Insurance — 3.0%
American Financial Group, Inc. ......... 210,645 28,917,346
Hanover Insurance Group, Inc. (The) ..... 141,152 19,073,870
Kinsale Capital Group, Inc.
(b)
........... 144,973 37,913,339
Primerica, Inc.
(b)
.................... 171,273 24,289,937
RenaissanceRe Holdings Ltd.
(b)
......... 164,637 30,331,074
RLI Corp.
(b)
....................... 271,690 35,664,746
Selective Insurance Group, Inc. ......... 405,485 35,930,026
212,120,338
IT Services — 2.4%
(b)
Concentrix Corp. ................... 285,028 37,954,328
Euronet Worldwide, Inc.
(a)
............. 155,310 14,658,158
ExlService Holdings, Inc.
(a)
............ 222,439 37,687,840
Genpact Ltd. ...................... 646,499 29,945,834
WEX, Inc.
(a)
....................... 293,265 47,992,817
168,238,977
Leisure Products — 0.8%
(b)
Brunswick Corp. ................... 287,788 20,743,759
Polaris, Inc. ....................... 190,590 19,249,590
YETI Holdings, Inc.
(a)
................ 319,118 13,182,765
53,176,114
Life Sciences Tools & Services — 1.7%
Bruker Corp. ...................... 396,978 27,133,446
Medpace Holdings, Inc.
(a)
............. 169,465 35,996,061
Repligen Corp.
(a)(b)
.................. 347,381 58,815,077
121,944,584
Machinery — 5.0%
AGCO Corp. ...................... 216,595 30,039,561
Chart Industries, Inc.
(a)(b)
.............. 126,496 14,576,134
Crane Holdings Co. ................. 160,521 16,124,334
Donaldson Co., Inc. ................. 527,252 31,039,325
Graco, Inc. ....................... 736,935 49,566,248
ITT, Inc. ......................... 255,920 20,755,112
Lincoln Electric Holdings, Inc. .......... 388,420 56,122,806
Middleby Corp. (The)
(a)
............... 174,000 23,298,600
Timken Co. (The) ................... 218,211 15,420,971
Toro Co. (The) ..................... 701,004 79,353,653
Watts Water Technologies, Inc., Class A
(b)
.. 95,448 13,957,361
350,254,105

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
S&P Mid-Cap 400 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Media — 0.9%
New York Times Co. (The), Class A ....... 553,782 $ 17,975,764
Nexstar Media Group, Inc.
(b)
............ 253,673 44,400,385
62,376,149
Metals & Mining — 2.4%
Commercial Metals Co. ............... 442,065 21,351,739
MP Materials Corp., Class A
(a)(b)
......... 621,077 15,079,750
Reliance Steel & Aluminum Co.
(b)
........ 394,830 79,929,385
Royal Gold, Inc. .................... 441,608 49,778,054
Worthington Industries, Inc. ............ 100,091 4,975,524
171,114,452
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Annaly Capital Management, Inc. ........ 3,147,478 66,348,836
Multiline Retail — 0.1%
Ollie's Bargain Outlet Holdings, Inc.
(a)(b)
.... 191,877 8,987,519
Multi-Utilities — 0.2%
Black Hills Corp. ................... 227,656 16,013,323
Oil, Gas & Consumable Fuels — 5.8%
Antero Midstream Corp. .............. 2,253,248 24,312,546
Antero Resources Corp.
(a)(b)
............ 1,857,576 57,566,280
CNX Resources Corp.
(a)(b)
............. 1,214,127 20,445,899
DT Midstream, Inc. .................. 650,874 35,967,297
Equitrans Midstream Corp. ............ 1,339,268 8,973,096
HF Sinclair Corp. ................... 398,093 20,657,046
Matador Resources Co.
(b)
............. 755,164 43,225,587
Murphy Oil Corp. ................... 983,043 42,280,679
PBF Energy, Inc., Class A
(b)
............ 768,895 31,355,538
PDC Energy, Inc. ................... 619,887 39,350,427
Range Resources Corp. .............. 1,625,561 40,671,536
Southwestern Energy Co.
(a)
............ 7,424,110 43,431,044
408,236,975
Paper & Forest Products — 0.4%
Louisiana-Pacific Corp.
(b)
.............. 482,314 28,552,989
Personal Products — 0.1%
BellRing Brands, Inc.
(a)
............... 373,581 9,578,617
Pharmaceuticals — 1.0%
Jazz Pharmaceuticals plc
(a)
............ 423,591 67,482,282
Professional Services — 2.4%
CACI International, Inc., Class A
(a)
....... 101,163 30,408,586
FTI Consulting, Inc.
(a)(b)
............... 231,575 36,774,110
Insperity, Inc. ...................... 239,883 27,250,709
KBR, Inc. ........................ 922,960 48,732,288
Science Applications International Corp. ... 248,478 27,563,664
170,729,357
Road & Rail — 1.7%
Avis Budget Group, Inc.
(a)(b)
............ 167,370 27,436,964
Knight-Swift Transportation Holdings, Inc. .. 540,529 28,329,125
Landstar System, Inc. ................ 241,680 39,369,672
Saia, Inc.
(a)(b)
...................... 101,470 21,276,230
116,411,991
Semiconductors & Semiconductor Equipment — 3.2%
Allegro MicroSystems, Inc.
(a)
........... 170,897 5,130,328
Amkor Technology, Inc. ............... 675,693 16,203,118
Cirrus Logic, Inc.
(a)
.................. 370,413 27,588,360
Lattice Semiconductor Corp.
(a)
.......... 922,035 59,821,631
MACOM Technology Solutions Holdings, Inc.
(a)
(b)
........................... 343,750 21,649,375
Power Integrations, Inc.
(b)
............. 384,790 27,597,139
Silicon Laboratories, Inc.
(a)(b)
............ 118,671 16,100,095
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
SiTime Corp.
(a)(b)
................... 58,410 $ 5,935,624
Universal Display Corp. .............. 184,184 19,899,239
Wolfspeed, Inc.
(a)(b)
.................. 376,027 25,960,904
225,885,813
Software — 4.3%
(a)
Blackbaud, Inc. .................... 138,021 8,123,916
CommVault Systems, Inc. ............. 200,719 12,613,182
Dynatrace, Inc.
(b)
................... 1,355,530 51,916,799
Envestnet, Inc.
(b)
................... 179,483 11,074,101
Fair Isaac Corp. .................... 168,024 100,575,806
Manhattan Associates, Inc.
(b)
........... 243,462 29,556,287
Paylocity Holding Corp. ............... 277,157 53,840,519
Qualys, Inc.
(b)
..................... 232,554 26,099,535
Teradata Corp. .................... 315,025 10,603,742
304,403,887
Specialty Retail — 2.0%
AutoNation, Inc.
(a)
................... 105,848 11,357,490
Dick's Sporting Goods, Inc.
(b)
........... 187,030 22,497,839
Five Below, Inc.
(a)(b)
.................. 257,655 45,571,440
Murphy USA, Inc.
(b)
................. 139,837 39,090,035
Williams-Sonoma, Inc.
(b)
.............. 215,416 24,755,607
143,272,411
Technology Hardware, Storage & Peripherals — 0.3%
Super Micro Computer, Inc.
(a)
........... 247,319 20,304,890
Textiles, Apparel & Luxury Goods — 1.7%
(a)
Crocs, Inc.
(b)
...................... 415,376 45,039,220
Deckers Outdoor Corp. ............... 178,051 71,070,837
116,110,057
Trading Companies & Distributors — 1.2%
GATX Corp. ...................... 123,137 13,094,388
MSC Industrial Direct Co., Inc., Class A .... 158,830 12,976,411
Watsco, Inc.
(b)
..................... 223,769 55,807,989
81,878,788
Water Utilities — 1.1%
Essential Utilities, Inc. ................ 1,605,704 76,640,252
Total Long-Term Investments — 99.8%
(Cost: $6,268,587,031) ........................... 7,008,078,922
Short-Term Securities
Money Market Funds — 8.7%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 4.53%
(e)
............ 601,182,631 601,362,986
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.12% .................. 9,082,821 9,082,821
Total Short-Term Securities — 8.7%
(Cost: $610,137,417) ............................. 610,445,807
Total Investments — 108.5%
(Cost: $6,878,724,448 ) ........................... 7,618,524,729
Liabilities in Excess of Other Assets — (8.5)% ............ (594,705,004)
Net Assets — 100.0% ..............................
$ 7,023,819,725

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
S&P Mid-Cap 400 Growth ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
Shares
Held at
12/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 349,751,835 $ 251,325,010
(a)
$ — $ 14,597 $ 271,544 $ 601,362,986 601,182,631 $ 3,937,912
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 8,035,000 1,047,821
(a)
— — — 9,082,821 9,082,821 166,161 6
$ 14,597 $ 271,544 $ 610,445,807 $ 4,104,073 $ 6
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P Mid 400 E-Mini Index .................................................... 58 03/17/23 $ 14,167 $ (170,759)
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Goldman Sachs
Bank USA
(b)
02/27/23 $ 135,847 $ 2,268
(c)
$ 140,429 0.0%
(d)
(b)
Range: 65 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
(c)
Amount includes $(2,314) of net dividends and financing fees.
(d)
Rounds to less than 0.1%.

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
S&P Mid-Cap 400 Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date February 27, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Software
Envestnet, Inc. ........... 2,276 $ 140,429 100.0%
Net Value of Reference Entity — Goldman Sachs
Bank USA ......................... $ 140,429
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 7,008,078,922 $ — $ — $ 7,008,078,922
Short-Term Securities
Money Market Funds ...................................... 610,445,807 — — 610,445,807
$ 7,618,524,729 $ — $ — $ 7,618,524,729
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ — $ 2,268 $ — $ 2,268
Liabilities
Equity contracts ........................................... (170,759) — — (170,759)
$ (170,759) $ 2,268 $ — $ (168,491)
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
S&P Mid-Cap 400 Growth ETF

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
NVS Non-Voting Shares
OTC Over-the-counter
S&P Standard & Poor's